PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,238	$ 6,374
Accumulated depreciation and amortization	(5,804)	(5,714)
Property and equipment, net	434	660
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,514	3,688
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	288	265
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	451	428
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,985	$ 1,993